AST MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 99.6%
Common Stocks
Beverages — 0.2%
Boston Beer Co., Inc. (The) (Class A Stock)*	3,310	$2,923,922
Biotechnology — 3.9%
Allogene Therapeutics, Inc.*(a)	60,340	2,275,421
Alnylam Pharmaceuticals, Inc.*	47,425	6,905,080
Apellis Pharmaceuticals, Inc.*(a)	110,320	3,328,354
Ascendis Pharma A/S (Denmark), ADR*	58,867	9,084,356
Bluebird Bio, Inc.*(a)	49,400	2,665,130
Exelixis, Inc.*	198,859	4,862,103
Fate Therapeutics, Inc.*(a)	103,920	4,153,682
Iovance Biotherapeutics, Inc.*	130,170	4,285,196
Neurocrine Biosciences, Inc.*	49,240	4,734,919
Sage Therapeutics, Inc.*(a)	52,860	3,230,803
Seattle Genetics, Inc.*	44,640	8,735,602
		54,260,646
Building Products — 1.3%
AZEK Co., Inc. (The)*	38,239	1,331,100
Lennox International, Inc.	29,516	8,046,357
Trane Technologies PLC	30,790	3,733,287
Trex Co., Inc.*(a)	64,250	4,600,300
		17,711,044
Capital Markets — 3.7%
Apollo Global Management, Inc.	73,757	3,300,626
MarketAxess Holdings, Inc.	12,130	5,841,687
MSCI, Inc.	71,418	25,480,514
Nasdaq, Inc.	105,210	12,910,319
Tradeweb Markets, Inc. (Class A Stock)	72,078	4,180,524
		51,713,670
Chemicals — 1.7%
Chr Hansen Holding A/S (Denmark)	44,745	4,960,443
Scotts Miracle-Gro Co. (The)	122,371	18,711,750
		23,672,193
Commercial Services & Supplies — 1.0%
Copart, Inc.*	137,192	14,427,111
Construction Materials — 0.7%
Vulcan Materials Co.	76,402	10,355,527
Distributors — 1.6%
Pool Corp.	65,513	21,916,719
Diversified Consumer Services — 2.2%
Bright Horizons Family Solutions, Inc.*	182,752	27,785,614
Grand Canyon Education, Inc.*	46,590	3,724,405
		31,510,019
Diversified Financial Services — 0.4%
Cohn Robbins Holdings Corp., UTS*	118,663	1,197,310
Dragoneer Growth Opportunities Corp., UTS*	124,099	1,520,213
Foley Trasimene Acquisition Corp. II, UTS*	122,721	1,251,754
	Shares	Value
Common Stocks (continued)
Diversified Financial Services (cont’d.)
Reinvent Technology Partners, UTS*(a)	161,113	$1,851,172
		5,820,449
Electrical Equipment — 2.0%
AMETEK, Inc.	201,419	20,021,049
Generac Holdings, Inc.*	41,900	8,113,516
		28,134,565
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp. (Class A Stock)	78,840	8,536,007
Keysight Technologies, Inc.*	58,320	5,760,850
Littelfuse, Inc.	16,698	2,961,223
Trimble, Inc.*	117,250	5,710,075
		22,968,155
Entertainment — 2.3%
Electronic Arts, Inc.*	36,257	4,728,276
Take-Two Interactive Software, Inc.*	151,359	25,007,534
Warner Music Group Corp. (Class A Stock)(a)	74,622	2,144,636
		31,880,446
Equity Real Estate Investment Trusts (REITs) — 2.0%
CoreSite Realty Corp.	78,799	9,367,625
SBA Communications Corp.	61,172	19,482,059
		28,849,684
Food Products — 0.5%
Beyond Meat, Inc.*(a)	38,320	6,363,419
Health Care Equipment & Supplies — 7.2%
Align Technology, Inc.*	32,044	10,489,924
Cooper Cos., Inc. (The)	7,355	2,479,517
DexCom, Inc.*	40,352	16,634,305
IDEXX Laboratories, Inc.*	14,106	5,545,210
Insulet Corp.*	32,530	7,696,273
Masimo Corp.*	89,424	21,109,429
STERIS PLC	94,063	16,572,960
West Pharmaceutical Services, Inc.	74,590	20,504,791
		101,032,409
Health Care Providers & Services — 1.7%
AmerisourceBergen Corp.	68,400	6,629,328
Centene Corp.*	81,707	4,765,969
Encompass Health Corp.	81,950	5,325,111
Guardant Health, Inc.*	40,737	4,553,582
Quest Diagnostics, Inc.	28,167	3,224,840
		24,498,830
Health Care Technology — 1.1%
American Well Corp. (Class A Stock)*	12,402	367,595
GoodRx Holdings, Inc. (Class A Stock)*	6,003	333,767
Livongo Health, Inc.*(a)	54,544	7,638,887
Veeva Systems, Inc. (Class A Stock)*	26,150	7,353,119
		15,693,368
Hotels, Restaurants & Leisure — 4.0%
Chipotle Mexican Grill, Inc.*	19,304	24,008,578
A1

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Domino’s Pizza, Inc.	20,260	$8,616,173
DraftKings, Inc. (Class A Stock)*(a)	34,132	2,008,327
Dunkin’ Brands Group, Inc.(a)	164,176	13,447,656
Penn National Gaming, Inc.*(a)	28,958	2,105,246
Vail Resorts, Inc.	10,959	2,344,897
Wendy’s Co. (The)	165,400	3,687,593
		56,218,470
Household Products — 0.3%
Church & Dwight Co., Inc.	49,680	4,655,513
Industrial Conglomerates — 0.4%
Roper Technologies, Inc.	14,630	5,780,459
Insurance — 1.0%
Arthur J. Gallagher & Co.	128,949	13,614,435
Interactive Media & Services — 3.4%
IAC/InterActiveCorp*	112,756	13,505,914
Match Group, Inc.*	229,987	25,448,062
Twitter, Inc.*	211,900	9,429,550
ZoomInfo Technologies, Inc. (Class A Stock)*	4,050	174,109
		48,557,635
Internet & Direct Marketing Retail — 0.8%
Chewy, Inc. (Class A Stock)*(a)	197,837	10,847,403
IT Services — 8.6%
Black Knight, Inc.*	204,108	17,767,601
Fidelity National Information Services, Inc.	51,013	7,509,624
Global Payments, Inc.	87,019	15,452,834
GoDaddy, Inc. (Class A Stock)*	127,660	9,698,330
Jack Henry & Associates, Inc.	46,720	7,596,205
Okta, Inc.*	65,965	14,106,615
Snowflake, Inc. (Class A Stock)*(a)	4,116	1,033,116
Square, Inc. (Class A Stock)*	76,983	12,513,587
Twilio, Inc. (Class A Stock)*	61,060	15,087,315
Wix.com Ltd. (Israel)*	78,129	19,911,176
		120,676,403
Leisure Products — 0.5%
Peloton Interactive, Inc. (Class A Stock)*(a)	67,138	6,662,775
Life Sciences Tools & Services — 6.2%
10X Genomics, Inc. (Class A Stock)*(a)	31,220	3,892,509
Adaptive Biotechnologies Corp.*	101,855	4,953,209
Agilent Technologies, Inc.	54,021	5,452,880
Bio-Techne Corp.	40,623	10,063,536
Charles River Laboratories International, Inc.*	105,303	23,845,864
ICON PLC (Ireland)*	60,684	11,596,105
Mettler-Toledo International, Inc.*	4,100	3,959,575
PerkinElmer, Inc.	173,674	21,797,824
PRA Health Sciences, Inc.*	14,895	1,510,949
		87,072,451
Machinery — 2.0%
IDEX Corp.	86,593	15,795,429
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Nordson Corp.	37,900	$7,269,978
Pentair PLC	123,580	5,656,257
		28,721,664
Media — 0.2%
Cable One, Inc.	1,146	2,160,703
Multiline Retail — 0.9%
Dollar General Corp.	53,160	11,143,399
Dollar Tree, Inc.*	17,051	1,557,438
		12,700,837
Pharmaceuticals — 1.1%
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	25,010	2,434,723
Horizon Therapeutics PLC*	81,500	6,330,920
Royalty Pharma PLC (Class A Stock)(a)	170,270	7,163,259
		15,928,902
Professional Services — 8.9%
Clarivate PLC (United Kingdom)*	591,410	18,327,796
CoStar Group, Inc.*	24,743	20,994,683
Dun & Bradstreet Holdings, Inc.*(a)	117,827	3,023,441
Equifax, Inc.	48,435	7,599,451
FTI Consulting, Inc.*	50,380	5,338,769
IHS Markit Ltd.	240,589	18,888,642
TransUnion	187,711	15,792,126
Verisk Analytics, Inc.	131,703	24,405,883
Wolters Kluwer NV (Netherlands)	135,927	11,597,625
		125,968,416
Road & Rail — 0.7%
Kansas City Southern	32,845	5,939,361
Old Dominion Freight Line, Inc.	23,450	4,242,574
		10,181,935
Semiconductors & Semiconductor Equipment — 5.1%
ASM International NV (Netherlands)	16,604	2,384,111
Entegris, Inc.	181,454	13,489,290
KLA Corp.	35,220	6,823,523
Marvell Technology Group Ltd.	235,520	9,350,144
Microchip Technology, Inc.	75,470	7,755,297
MKS Instruments, Inc.	39,797	4,347,026
Monolithic Power Systems, Inc.	88,958	24,873,547
Silicon Laboratories, Inc.*	25,711	2,515,821
		71,538,759
Software — 16.1%
Asana, Inc. (Class A Stock)*	99,936	2,878,157
Autodesk, Inc.*	47,924	11,070,923
Cadence Design Systems, Inc.*	210,587	22,454,892
Constellation Software, Inc. (Canada)	6,853	7,615,114
Coupa Software, Inc.*	53,677	14,720,380
DocuSign, Inc.*	92,614	19,934,237
Dropbox, Inc. (Class A Stock)*	468,030	9,014,258
Duck Creek Technologies, Inc.*	2,596	117,936
Everbridge, Inc.*(a)	52,095	6,549,904

A2

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Fair Isaac Corp.*	13,270	$5,644,793
Guidewire Software, Inc.*	57,766	6,023,261
Nice Ltd. (Israel), ADR*(a)	60,146	13,654,946
Paycom Software, Inc.*	22,858	7,115,695
Paylocity Holding Corp.*	29,992	4,841,309
Proofpoint, Inc.*	31,700	3,345,935
RingCentral, Inc. (Class A Stock)*	114,790	31,522,482
ServiceNow, Inc.*	25,810	12,517,850
SS&C Technologies Holdings, Inc.	83,979	5,082,409
Synopsys, Inc.*	107,276	22,954,919
Tyler Technologies, Inc.*	29,368	10,236,510
Unity Software, Inc.*(a)	24,548	2,142,549
Zendesk, Inc.*	70,850	7,291,882
		226,730,341
Specialty Retail — 3.1%
Burlington Stores, Inc.*	69,768	14,378,487
CarMax, Inc.*	50,960	4,683,734
O’Reilly Automotive, Inc.*	35,582	16,406,149
Tractor Supply Co.	54,481	7,809,306
		43,277,676
Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica, Inc.*	52,334	17,237,249

Total Long-Term Investments (cost $1,070,216,095)		1,402,264,202
Short-Term Investments — 6.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	9,696,183	9,696,183
PGIM Institutional Money Market Fund (cost $80,035,541; includes $80,017,470 of cash collateral for securities on loan)(b)(w)	80,047,207	80,031,197

Total Short-Term Investments (cost $89,731,724)		89,727,380

TOTAL INVESTMENTS—106.0% (cost $1,159,947,819)		1,491,991,582

Liabilities in excess of other assets — (6.0)%		(83,797,206)

Net Assets — 100.0%		$1,408,194,376

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust
UTS	Unit Trust Security

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $78,591,541; cash collateral of $80,017,470 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3